Organization and Business Description (Detail) (USD $)	0 Months Ended		12 Months Ended
	Oct. 15, 2013	Oct. 03, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Conversion [Line Items]
Share price	$ 15.00
Issuance of common stock	$ 77,500,000		$ 86,250,000	$ 71,000	$ 1,000
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	$ 8,700,000
Reverse stock split, conversion ratio		0.1481
Equity Option [Member]
Debt Conversion [Line Items]
Issuance of common stock (in shares)	750,000
IPO [Member]
Debt Conversion [Line Items]
Issuance of common stock (in shares)	5,750,000